UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22041

Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 81.9%
	HEALTH CARE — 21.4%
	Biotechnology — 8.3%
300,000	Amylin Pharmaceuticals Inc.†	$9,237,000
5,800	Biogen Idec Inc.†	845,814
7,200	Bio-Rad Laboratories Inc., Cl. A†	692,712
496,000	Human Genome Sciences Inc.†	7,063,040
40,000	Indevus Pharmaceuticals Inc., Escrow†(a)	44,000
1,000	Lexicon Pharmaceuticals Inc.†	2,420
443,000	Q-Med AB, Escrow†(a)	0

		17,884,986

	Health Care Equipment and Supplies — 2.7%
49,000	ArthroCare Corp.†	1,449,420
13,000	Exactech Inc.†	215,150
30,000	Gen-Probe Inc.†	2,480,700
3,000	Medtox Scientific Inc.†	81,000
150,000	Smith & Nephew plc.	1,536,875
1,000	Young Innovations Inc.	36,090

		5,799,235

	Health Care Providers and Services — 6.7%
36,700	AMERIGROUP Corp.†	3,298,596
2,000	Catamaran Corp.†	169,020
1,000	Chemed Corp.	62,770
1,000	Conmed Healthcare Management Inc.†	3,920
260,000	Lincare Holdings Inc.	10,764,000
3,000	Rhoen Klinikum AG	64,596
1,000	Sun Healthcare Group Inc.†	8,360

		14,371,262

	Life Sciences Tools and Services — 0.9%
11,000	Illumina Inc.†	456,170
115,000	WuXi PharmaTech Cayman Inc., ADR†	1,554,800

		2,010,970

	Pharmaceuticals — 2.8%
24,000	Allergan Inc.	1,969,680
30,000	Bristol-Myers Squibb Co.	1,068,000
5,707	Grifols SA, ADR†	127,376
54,766	Par Pharmaceutical Companies Inc.†	2,736,109

		5,901,165

	TOTAL HEALTH CARE	45,967,618

	CONSUMER DISCRETIONARY — 10.6%
	Auto Components — 0.2%
15,000	Tenneco Inc.†	439,350

	Distribution Companies — 0.2%
44,000	Brightpoint Inc.†	394,680

	Diversified Consumer Services — 2.1%
100,000	Ariba Inc.†	4,443,000

Shares		Market Value
37,000	Corinthian Colleges Inc.†	$74,740

		4,517,740

	Home Furnishings — 0.0%
67	DTS Inc.†	1,251
300	WMF Wuerttembergische Metallwarenfabrik AG	17,212

		18,463

	Hotels, Restaurants, and Leisure — 0.6%
12,000	Boyd Gaming Corp.†	68,400
4,000	Churchill Downs Inc.	221,360
150,074	Dover Motorsports Inc.†	225,111
13,000	Gaylord Entertainment Co.†	477,750
80,000	Ladbrokes plc.	192,907

		1,185,528

	Household Durables — 0.4%
20,000	Harman International Industries Inc.	807,000
9,200	Nobility Homes Inc.†	52,256
13,000	Skyline Corp.	63,830

		923,086

	Media — 5.6%
100,000	Acme Communications Inc.	52,000
1,500	Ascent Capital Group Inc., Cl. A†	74,670
100,000	Astral Media Inc., Cl. A	4,904,024
1,200	Astral Media Inc., Cl. B	64,209
50,000	British Sky Broadcasting Group plc.	558,543
160,000	Clear Channel Outdoor Holdings Inc., Cl. A	809,600
67,000	Crown Media Holdings Inc., Cl. A†	130,650
4,000	Discovery Communications Inc., Cl. A†	202,520
4,000	Discovery Communications Inc., Cl. C†	186,480
25,000	DISH Network Corp., Cl. A	769,000
38,000	Fisher Communications Inc.†	1,214,480
254	Granite Broadcasting Corp.†(a)	1
28,000	Liberty Media Corp. - Liberty Capital, Cl. A†	2,648,800
1	LIN TV Corp., Cl. A†	2
8,000	Salem Communications Corp., Cl. A	39,120
20,000	Shaw Communications Inc., Cl. B	390,400
30,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA.	76,076

		12,120,575

	Multiline Retail — 1.0%
100,000	Collective Brands Inc.†	2,152,000
3,000	Saks Inc.†.	31,290

		2,183,290

	Specialty Retail — 0.5%
10,000	Aaron’s Inc.†	293,300
1,000	Dollar Thrifty Automotive Group Inc.†	74,400
7,500	Heelys Inc.†	14,625
10,000	Pier 1 Imports Inc.	164,900

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Specialty Retail (Continued)
55,000	The Pep Boys - Manny, Moe & Jack	$498,850

		1,046,075

	TOTAL CONSUMER DISCRETIONARY	22,828,787

	INFORMATION TECHNOLOGY — 10.5%
	Communications Equipment — 0.0%
7,500	Emulex Corp.†	48,525

	Computers and Peripherals — 0.3%
1,000	Diebold Inc.	32,350
80,000	Intermec Inc.†	481,600
2,000	Logica plc.	3,283
1,000	SanDisk Corp.†	41,130

		558,363

	Electrical Equipment and Instruments — 3.4%
500	Aleo Solar AG†	10,828
271,264	Elster Group SE, ADR†	5,539,211
165,000	Gerber Scientific Inc., Escrow†(a)	1,650
50,200	Laird plc.	170,791
60,000	LeCroy Corp.†	857,400
200	Micronetics Inc.†	2,960
200	Newave Energy Holding SA†	11,323
4,500	Park Electrochemical Corp.	121,545
2,000	SGL Carbon SE	81,182
4,000	Tii Network Technologies Inc.†	8,580
34,000	Zygo Corp.†	607,920

		7,413,390

	Internet Software and Services — 1.5%
210,000	Yahoo! Inc.†	3,326,400

	Semiconductors and Semiconductor Equipment — 2.0%
3,000	International Rectifier Corp.†	51,120
1,125	Lam Research Corp.†	38,711
2,500	LTX-Credence Corp.†	14,650
16,000	MoSys Inc.†	51,680
10,000	PLX Technology Inc.†	56,600
3,000	Ramtron International Corp.†	8,190
110,000	Standard Microsystems Corp.†	4,060,100

		4,281,051

	Software — 3.3%
44,000	FalconStor Software Inc.†	88,880
69,000	MModal Inc.†	988,080
200,000	Quest Software Inc.†	5,588,000
42,000	Take-Two Interactive Software Inc.†	368,760

		7,033,720

	TOTAL INFORMATION TECHNOLOGY	22,661,449

Shares		Market Value
	INDUSTRIALS — 8.1%
	Aerospace and Defense — 1.1%
23,000	Exelis Inc.	$216,200
30,000	Kaman Corp.	977,400
70,000	Smiths Group plc.	1,171,020

		2,364,620

	Air Freight and Logistics — 2.0%
400,000	TNT Express NV	4,337,919

	Building and Construction — 1.1%
60,000	The Shaw Group Inc.†	2,337,000
2,000	WSP Group plc.	13,609

		2,350,609

	Commercial Services and Supplies — 2.4%
63,000	Cooper Industries plc†	4,528,440
3,000	Interline Brands Inc.†	76,140
7,500	Rollins Inc.	176,850
14,001	United Rentals Inc.†	404,754

		5,186,184

	Machinery — 0.5%
10,000	CIRCOR International Inc.	307,900
8,000	ITT Corp.†	149,920
23,000	Xylem Inc.	551,540

		1,009,360

	Railroads and Transportation — 1.0%
9,000	GATX Corp.	378,630
42,000	Navistar International Corp.†	1,033,200
25,000	RailAmerica Inc.†	685,750

		2,097,580

	TOTAL INDUSTRIALS.	17,346,272

	CONSUMER STAPLES — 8.0%
	Beverages — 1.6%
250,000	Grupo Modelo SAB de CV, Cl. C	2,261,533
15,500	Peet’s Coffee & Tea Inc.†	1,168,700

		3,430,233

	Food and Staples Retailing — 1.2%
26,000	Casey’s General Stores Inc.	1,545,180
4,000	Spartan Stores Inc.	68,800
30,000	Village Super Market Inc., Cl. A	1,062,300

		2,676,280

	Food Products — 5.0%
3,000	Flowers Foods Inc.	64,110
27,000	Hillshire Brands Co.†	691,470
510,000	Parmalat SpA	963,223
6,500	Post Holdings Inc.†	192,400
13,500	Ralcorp Holdings Inc.†	805,545
44,049	Tootsie Roll Industries Inc.	1,078,315

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
	Food Products (Continued)
435,000	Viterra Inc.	$6,966,246

		10,761,309

	Personal Products — 0.2%
27,000	Avon Products Inc.	418,230

	TOTAL CONSUMER STAPLES	17,286,052

	ENERGY — 7.0%
	Energy Equipment and Services — 0.0%
2,000	Superior Energy Services Inc.†	43,340

	Oil, Gas, and Consumable Fuels — 7.0%
4,000	Anadarko Petroleum Corp.	277,760
49,500	Atlas Energy LP	1,555,785
5,500	Atlas Resource Partners LP	137,775
70,000	Cove Energy plc†	261,751
4,000	CREDO Petroleum Corp.†	57,720
150,000	Dragon Oil plc.	1,345,207
2,000	Ensco plc.	108,660
2,000	EXCO Resources Inc.	14,080
6,000	GeoResources Inc.†	200,760
20,000	Heritage Oil plc†	38,569
9,000	Kinder Morgan Inc.	322,290
1,000	Nautical Petroleum plc†	7,051
150,000	Nexen Inc.	3,810,000
36,000	Progress Energy Resources Corp.	817,031
121,500	Sunoco Inc.	5,855,085
1,000	Venoco Inc.†	9,270
150,000	WesternZagros Resources Ltd.†	167,523
345	Whitecap Resources Inc.†	2,408

		14,988,725

	TOTAL ENERGY	15,032,065

	MATERIALS — 5.5%
	Building Products — 1.0%
140,000	Griffon Corp.	1,230,600
12,000	Texas Industries Inc.	501,240
8,000	Vulcan Materials Co.	309,920

		2,041,760

	Chemicals — 0.8%
11,500	Arkema SA	846,999
5,500	Eastman Chemical Co.	287,540
11,040	Georgia Gulf Corp.	361,891
9,000	Sensient Technologies Corp.	319,050

		1,815,480

	Containers and Packaging — 2.9%
9,000	Greif Inc., Cl. B	450,000

Shares		Market Value
347,000	Myers Industries Inc.	$5,704,680

		6,154,680

	Metals and Mining — 0.8%
115,000	Alcoa Inc.	974,050
9,000	Allegheny Technologies Inc.	270,270
4,000	Camino Minerals Corp.†	359
2,000	Commercial Metals Co.	25,780
200	Eramet	21,321
20,000	Extorre Gold Mines Ltd.†	83,163
12,000	Gold Fields Ltd., ADR	154,800
1,000	Jaguar Mining Inc.†	844
9,000	Pan American Silver Corp.	134,706
15,000	Pilot Gold Inc.†	14,359
500	Walter Energy Inc.	17,150

		1,696,802

	TOTAL MATERIALS	11,708,722

	UTILITIES — 3.8%
	Electric Utilities — 1.5%
30,000	Duke Energy Corp.	2,033,411
79,000	Endesa SA	1,271,403

		3,304,814

	Gas Utilities — 0.2%
10,000	Southwest Gas Corp.	446,600

	Independent Power Producers and Energy Traders — 0.3%
75,000	GenOn Energy Inc., Escrow†(a)	0
30,000	NRG Energy Inc.	594,600

		594,600

	Multi-Utilities — 1.8%
19,900	CH Energy Group Inc.	1,294,097
57,267	GDF Suez†	70
70,000	NorthWestern Corp.	2,585,100

		3,879,267

	TOTAL UTILITIES	8,225,281

	TELECOMMUNICATION SERVICES — 3.8%
	Diversified Telecommunications Services — 1.1%
280,000	Asia Satellite Telecommunications Holdings Ltd.	767,277
430,000	Cincinnati Bell Inc.†	1,655,500
1	Consolidated Communications Holdings Inc.	9

		2,422,786

	Wireless Telecommunications Services — 2.7%
14,000	Millicom International Cellular SA, SDR	1,268,114
2,000	Rogers Communications Inc., Cl. B	78,420
350,000	Sprint Nextel Corp.†	1,526,000
9,000	Telephone & Data Systems Inc.	218,070

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATION SERVICES (Continued)
	Wireless Telecommunications Services (Continued)
65,500	United States Cellular Corp.†	$2,693,360

		5,783,964

	TOTAL TELECOMMUNICATION SERVICES	8,206,750

	FINANCIALS — 3.2%
	Capital Markets — 0.2%
50,000	BKF Capital Group Inc.†	50,125
86,000	SWS Group Inc.	492,780

		542,905

	Commercial Banks — 1.2%
210,000	First Niagara Financial Group Inc.	1,591,800
20,000	Pacific Capital Bancorp NA†	912,400

		2,504,200

	Consumer Finance — 1.4%
190,000	SLM Corp.	3,038,100

	Diversified Financials — 0.2%
52,000	Edelman Financial Group Inc.	450,840
4,823	FX Alliance Inc.†	106,588

		557,428

	Insurance — 0.1%
2,000	Argo Group International Holdings Ltd.†	58,820
6,000	CNinsure Inc., ADR†	35,700
47,068	Delphi Financial Group Inc.†(a)	29,417
4,000	Presidential Life Corp.	55,560

		179,497

	Real Estate Management and Development — 0.0%
500	ECO Business-Immobilien AG†	2,830

	Thrift and Mortgage Finance — 0.1%
10,000	New York Community Bancorp Inc.	129,800

	TOTAL FINANCIALS	6,954,760

	TOTAL COMMON STOCKS	176,217,756

	RIGHTS — 0.1%
	HEALTH CARE — 0.1%
20,000	Adolor Corp., expire 07/01/19†(a)	10,400
5,000	American Medical Alert Corp.†(a)	50
4,000	Clinical Data Inc., expire 04/14/18†(a)	3,800
130,000	Sanofi, CVR, expire 12/31/20†	187,200

	TOTAL RIGHTS	201,450

Shares		Market Value
	WARRANTS — 0.1%
	ENERGY — 0.1%
	Oil, Gas, and Consumable Fuels — 0.1%
76,800	Kinder Morgan Inc., expire 05/25/17†	$226,560

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 17.9%
$38,460,000	U.S. Treasury Bills, 0.095% to 0.150%††, 08/16/12 to 12/27/12(b)	38,452,455

	TOTAL INVESTMENTS — 100.0% (Cost $219,745,093)	$215,098,221

	Aggregate tax cost	$223,402,367

	Gross unrealized appreciation	$12,757,316
	Gross unrealized depreciation	(21,061,462)

	Net unrealized appreciation/depreciation	$(8,304,146)

		Settlement Date	Unrealized Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS
7,108,350(c)	Deliver Canadian Dollars in exchange for United States Dollars 7,084,199(d)	08/24/12	$(106,677)

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At July 31, 2012, the market value of fair valued securities amounted to $89,318 or 0.04% of total investments.

(b)	At July 31, 2012, $19,445,000 of the principal amount was pledged as collateral for forward foreign exchange contracts.
(c)	Principal amount denoted in Canadian Dollars.
(d)	At July 31, 2012, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of July 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 7/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Biotechnology	$ 17,840,986	—	$44,000	$ 17,884,986
Other Industries (a)	28,082,632	—	—	28,082,632
Consumer Discretionary
Media	12,120,574	—	1	12,120,575
Other Industries (a)	10,708,212	—	—	10,708,212
Information Technology
Electrical Equipment and Instruments	7,411,740	—	1,650	7,413,390
Other Industries (a)	15,248,059	—	—	15,248,059
Utilities
Independent Power Producers and Energy Traders	594,600	—	0	594,600
Other Industries (a)	7,630,681	—	—	7,630,681
Financials
Insurance	150,080	—	29,417	179,497
Other Industries (a)	6,775,263	—	—	6,775,263
Other Industries (a)	69,579,861	—	—	69,579,861
Total Common Stocks	176,142,688	—	75,068	176,217,756
Rights:
Health Care	187,200	—	14,250	201,450
Warrants:
Energy
Oil, Gas, and Consumable Fuels	226,560	—	—	226,560
U.S. Government Obligations	—	$38,452,455	—	38,452,455
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$176,556,448	$38,452,455	$89,318	$215,098,221
OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation):*
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward Foreign Exchange Contract	$ —	$ (106,677)	$ —	$ (106,677)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the nine months ended July 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/11	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/12	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 7/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Discretionary Media	$0	$—	$—	$ 1	$—	$—	$—	$—	$1	$ 1
Specialty Retail	0	—	1,328	—	—	(1,328)	—	—	—	—
Health Care Biotechnology	5,413,738	—	189,399	(416,754)	0	(5,142,383)	—	—	44,000	—
Energy
Oil, Gas, and Consumable Fuels	15,000	—	15,000	(15,000)	—	(15,000)	—	—	—	—
Financials
Insurance	—	—	—	29,417	0	—	—	—	29,417	29,417
Utilities
Independent Power Producers and Energy Traders	0	—	—	—	—	—	—	—	0	—
Information Technology
Electrical Equipment and Instruments	1,650	—	—	—	—	—	—	—	1,650	—
Total Common Stocks	5,430,388	—	205,727	(402,336)	0	(5,158,711)	—	—	75,068	29,418
Rights:
Health Care	3,800	—	—	10,450	0	—	—	—	14,250	10,450
Industrials	—	—	—	—	0	—	—	—	—	—
Total Rights	3,800	—	—	10,450	0	—	—	—	14,250	10,450
Warrants:
Consumer Discretionary Media	0	—	—	—	—	—	—	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$5,434,188	$—	$205,727	$(391,886)	$ 0	$(5,158,711)	$—	$—	$89,318	$39,868

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities,

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at July 31, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at July 31, 2012 are reflected within the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At October 31, 2011, the Fund had a net capital loss carryforward for federal income tax purposes of $49,018,827 which is available to reduce future required distributions of net capital gains to shareholders through 2017. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/28/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/28/12

*	Print the name and title of each signing officer under his or her signature.